Subsequent Events - Summary Of Closing Of Merger (Detail) - New Spire [Member] $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure Of Closing Of Merger [Line Items]
Total Net Proceeds to New Spire	$ 236,632
NavSight Holdings Inc [Member]
Disclosure Of Closing Of Merger [Line Items]
Navsight Trust	230,027
Trust Redemptions	(210,204)
PIPE Funds	245,000
Total Gross Proceeds	264,823
Total Fees Paid at Close	(28,191)
Total Net Proceeds to New Spire	$ 236,632